Dec. 24, 2014
Exceed Defined Hedge Index Fund
Exceed Defined Hedge Index Fund
All references to the NASDAQ Exceed Structured Hedged Index (EXHEDG) are hereby replaced with NASDAQ Exceed Defined Hedged Index (EXHEDG).
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes), directly or indirectly, in the components of the EXHEDG Index. The EXHEDG Index is designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500 Index ("S&P 500") and to allow an investment tracking the EXHEDG Index to mitigate losses when the S&P 500 declines and obtain exposure of 150% to gains in the S&P 500 (i.e., obtain investment exposure that exceeds the amount of the Fund's assets) in exchange for accepting a limit on such gains. In seeking to track the EXHEDG Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are, in the Advisor's opinion, limited and the potential rewards are enhanced, but capped.

The EXHEDG Index is composed of short-term investment grade fixed-income securities and exchange-traded put and call options on exchange-traded funds ("ETFs") that track the S&P 500 ("SPDRs"). The fixed-income securities in the EXHEDG Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXHEDG Index seek to protect an investment tracking the EXHEDG Index against a decline in the S&P 500 of up to 10% on an annualized basis. The put options do not protect against declines of over 10% and investors will bear all such losses. Further, while the EXHEDG Index seeks to limit losses to approximately 10% on an annualized basis, there is no guarantee that it will do so. The call options in the EXHEDG Index seek to provide 150% exposure to increases in the S&P 500 on an annualized basis, up to a cap of approximately 15% on an annualized basis. The level of the cap will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors.

Fixed-Income Securities. The Fund employs a representative sampling strategy to invest in a subset of the fixed-income securities in the EXHEDG Index, which in the aggregate exhibit the same yield, duration, and other characteristics of the fixed-income securities in the EXHEDG Index as a whole.

Call Options. Call options allow the purchaser, for a premium, to "call" away a security from the seller of the option at a particular price, called the "strike price." Normally, buyers call away securities at the strike price if their market price is greater than the strike price. The Fund purchases and sells call options on SPDRs. The Fund's purchases and sales of call options result in "call spreads," which are designed to allow the Fund to participate in 150% of any increases in the S&P 500, up to a cap of approximately 15% during the terms of the call spreads.

Put Options. Put options allow the purchaser, for a premium, to "put" a security to the seller of the option at a strike price. Normally, buyers put securities to options sellers at the strike price when the securities' market price falls below the strike price. The Fund purchases and sells put options on SPDRs. The Fund sells put options that are designed to allow the Fund to mitigate losses when the S&P 500 declines by up to 10% during the terms of the put spreads. The puts do not protect the Fund against S&P 500 losses of more than 10%, and only protect against losses during the terms of the put spreads. All other losses will be borne by the Fund and shareholders.

Under normal circumstances, the Fund may invest up to 20% of its assets in instruments not in the EXHEDG Index, including ETFs that provide exposure to fixed income securities in, or similar to those in, the EXHEDG Index. In addition, during the initial stages of the Fund's operations, the Fund may invest in excess of 20% of its assets in corporate bond ETFs that provide exposure to certain investment-grade fixed income securities in the EXHEDG Index. These ETFs may also invest in securities not included in the EXHEDG Index. The Fund is non-diversified.